STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		105 Months Ended	114 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011	Jul. 31, 2010	Oct. 31, 2010	Oct. 31, 2009	Oct. 31, 2010	Jul. 31, 2011
Revenue	$ 0	$ 176,768	$ 0	$ 264,002	$ 508,481	$ 29,690	$ 1,863,343	$ 1,863,343
Research & Development Expenses	1,958,518	847,995	6,392,919	2,930,033	4,904,298	2,315,557	15,077,839	21,470,758
General & Administrative Expenses	1,638,287	1,128,952	3,581,888	2,496,873	3,530,198	2,701,133	16,239,898	19,821,786
Total Operating expenses	3,596,805	1,976,947	9,974,807	5,426,906	8,434,496	5,016,690	31,317,737	41,292,544
Loss from Operations	(3,596,805)	(1,800,179)	(9,974,807)	(5,162,904)	(7,926,015)	(4,987,000)	(29,454,394)	(39,429,201)
Other Income (expense):
Interest expense	(1,769,974)	(316,385)	(2,721,020)	(3,629,592)	(3,814,863)	(851,008)	(5,750,354)	(8,471,374)
Other Income	(4,004)	31,287	53,603	48,088	80,161		326,618	380,221
Gain on note retirement	(115,396)	12,664	(109,492)	77,018	123,963	0	1,656,440	1,546,948
Net changes in fair value of common stock warrant liability and embedded derivative liability	9,127,394	4,127,643	7,134,709	(2,747,729)	445,576	5,845,229	4,648,573	11,783,282
Net Loss before benefit for income taxes	3,641,215	2,055,030	(5,617,007)	(11,415,119)	(11,091,178)	7,221	(28,573,117)	(34,190,124)
Income tax benefit	0	0	379,472	278,978	278,978	922,023	1,201,001	1,580,473
Net Income (Loss)	3,641,215	2,055,030	(5,237,535)	(11,136,141)	(10,812,200)	929,244	(27,372,116)	(32,609,651)
Dividends attributable to preferred shares	185,000	0	1,353,686	0	0	0	43,884	1,397,570
Net Income (Loss) applicable to Common Stock	$ 3,456,215	$ 2,055,030	$ (6,591,221)	$ (11,136,141)	$ (10,812,200)	$ 929,244	$ (27,416,000)	$ (34,007,221)
Net Income (Loss) per share, basic (in dollars per share)	$ 0.02	$ 0.01	$ (0.03)	$ (0.08)	$ (0.07)	$ 0.01
Net Income (Loss) per share, diluted (in dollars per share)	$ 0.01	$ 0.01	$ (0.03)	$ (0.08)	$ (0.07)	$ 0.01
Weighted average number of shares outstanding, basic (in shares)	228,375,277	166,101,987	212,269,995	139,132,168	150,928,808	113,365,584
Weighted average number of shares, diluted (in shares)	300,847,826	185,016,037	212,388,256	139,132,168	150,928,808	118,264,246